Schedule of Investments
March 31, 2025
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–101.41%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Alternative Funds–1.98%
Invesco Global Real Estate Income Fund, Class R6	1.98%	$7,072,238	$65,586	$(138,978)	$(26,660)	$(5,071)	$65,587	887,531	$6,967,115
Invesco Macro Allocation Strategy Fund, Class R6	—	11,089,939	96,215	(11,279,587)	1,774,312	(1,680,879)	96,215	—	—
Total Alternative Funds		18,162,177	161,801	(11,418,565)	1,747,652	(1,685,950)	161,802		6,967,115
Domestic Equity Funds–13.18%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.18%	4,517,536	290,428	(94,902)	(552,223)	1,360	—	137,821	4,162,199
Invesco Main Street Small Cap Fund, Class R6	1.17%	4,388,189	—	—	(259,284)	—	—	196,428	4,128,905
Invesco NASDAQ 100 ETF	3.58%	8,196,396	5,739,878	(535,862)	(915,712)	91,518	12,119	65,155	12,576,218
Invesco Russell 1000® Dynamic Multifactor ETF	2.49%	11,157,551	—	(2,319,283)	(496,325)	419,342	19,168	164,346	8,761,285
Invesco S&P 500 Revenue ETF	3.39%	—	12,362,527	(188,609)	(268,349)	1,820	27,072	119,865	11,907,389
Invesco S&P 500® Pure Value ETF	—	7,039,898	—	(7,260,554)	(2,033,126)	2,253,782	—	—	—
Invesco S&P 500® Top 50 ETF	0.43%	—	1,667,278	—	(174,803)	—	2,967	32,431	1,492,475
Invesco Value Opportunities Fund, Class R6	0.94%	3,689,281	—	(228,024)	(164,223)	7,788	—	158,809	3,304,822
Total Domestic Equity Funds		38,988,851	20,060,111	(10,627,234)	(4,864,045)	2,775,610	61,326		46,333,293
Fixed Income Funds–80.40%
Invesco Core Bond Fund, Class R6	35.43%	125,150,817	1,436,661	(3,580,493)	1,574,254	(13,625)	1,436,661	21,924,603	124,567,614
Invesco Core Plus Bond Fund, Class R6	17.26%	60,897,067	747,249	(1,603,439)	1,084,201	(418,217)	747,248	6,564,574	60,706,861
Invesco Emerging Markets Sovereign Debt ETF	2.09%	7,209,684	—	—	127,315	—	119,433	363,758	7,336,999
Invesco Equal Weight 0-30 Year Treasury ETF	9.56%	32,654,456	—	—	954,385	—	303,784	1,208,082	33,608,841
Invesco Floating Rate ESG Fund, Class R6	4.20%	15,432,632	334,925	(699,509)	(278,704)	(11,585)	334,925	2,239,122	14,777,759
Invesco High Yield Fund, Class R6	4.20%	15,164,848	255,941	(535,233)	(138,015)	13,876	255,942	4,181,349	14,761,417
Invesco Variable Rate Investment Grade ETF	7.66%	27,657,845	—	(668,273)	(37,242)	193	341,553	1,074,662	26,952,523
Total Fixed Income Funds		284,167,349	2,774,776	(7,086,947)	3,286,194	(429,358)	3,539,546		282,712,014
International and Global Equity Funds–4.60%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.34%	1,245,596	—	(84,311)	20,946	838	—	35,775	1,183,069
Invesco Developing Markets Fund, Class R6	0.28%	976,811	—	—	24,395	—	—	25,679	1,001,206
Invesco Global Fund, Class R6	1.47%	5,925,438	—	(454,232)	(281,798)	(2,311)	—	56,913	5,187,097
Invesco Global Infrastructure Fund, Class R6	—	3,593,989	376,654	(3,674,001)	(469,833)	540,564	9,282	—	—
Invesco International Developed Dynamic Multifactor ETF	0.60%	2,016,556	—	—	97,049	—	13,603	85,884	2,113,605
Invesco International Small-Mid Company Fund, Class R6	0.87%	2,962,360	—	—	80,747	—	—	81,563	3,043,107
Invesco Oppenheimer International Growth Fund, Class R6	0.28%	969,434	—	—	7,074	—	—	30,756	976,508
Invesco RAFI Developed Markets ex-U.S. ETF	0.76%	2,454,458	—	—	210,133	—	23,746	51,252	2,664,591
Total International and Global Equity Funds		20,144,642	376,654	(4,212,544)	(311,287)	539,091	46,631		16,169,183
Money Market Funds–1.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(b)	0.44%	489,387	8,875,686	(7,822,188)	—	—	9,660	1,542,884	1,542,885
Invesco Treasury Portfolio, Institutional Class, 4.25%(b)	0.81%	905,739	16,483,415	(14,526,920)	—	—	17,760	2,862,234	2,862,234
Total Money Market Funds		1,395,126	25,359,101	(22,349,108)	—	—	27,420		4,405,119
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $365,045,373)	101.41%	362,858,145	48,732,443	(55,694,398)	(141,486)	1,199,393	3,836,725		356,586,724
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–101.41%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.34%(b)(c)	—	$—	$8,595,706	$(8,595,706)	$—	$—	$4,792 (d)	—	$—
Invesco Private Prime Fund, 4.46%(b)(c)	—	—	22,087,944	(22,087,944)	—	—	13,160 (d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	30,683,650	(30,683,650)	—	—	17,952		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $365,045,373)	101.41%	$362,858,145	$79,416,093	$(86,378,048)	$(141,486)	$1,199,393 (e)	$3,854,677		$356,586,724
OTHER ASSETS LESS LIABILITIES	(1.41)%								(4,958,942)
NET ASSETS	100.00%								$351,627,782
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$367,373
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: Conservative Investor Fund